Document and Entity Information	May 12, 2026
Details
Registrant CIK	0000019871
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	Chicago Rivet & Machine Co.
Entity Incorporation, State or Country Code	IL
Securities Act File Number	000-01227
Entity Tax Identification Number	36-0904920
Entity Address, Address Line One	27755 Diehl Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Warrenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60555
City Area Code	630
Local Phone Number	357-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	CVR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false